REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2026
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of activity of deferred contract acquisition costs
	Six months ended June 30,
	2026	2025
	(Unaudited)
Beginning balance	$85,808	$20,522
Capitalization of deferred contract costs	62,753	34,787
Amortization	(22,034)	(9,090)
Ending balance	$126,527	$46,219

Schedule of contract with customer asset and liability
	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred contract costs, current	$54,476	$36,775
Deferred contract costs, noncurrent	72,051	49,033
Total deferred contract costs	$126,527	$85,808